21. Events Occurring After the Reporting Period	12 Months Ended
Jun. 30, 2019
Disclosure of non-adjusting events after reporting period [abstract]
Events Occurring After the Reporting Period

There have been no significant subsequent events up until the date of signing this Financial Report.

 OTHER INFORMATION

This section of the notes includes other information that must be disclosed to comply with the accounting standards and other pronouncements, but that is not immediately related to individual line items in the financial statements.